Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Statement of changes in equity [abstract]
Income tax expense (recovery)	$ 2.9	$ 1.2